6a. INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
A. Income Taxes Tables
Net operating loss carry forward	$ 4,686,288	$ 1,956,000
Less: Valuation allowance	(4,686,288)	(1,956,000)
Total	$ 0	$ 0